CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Statements [Text Block]
19.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Condensed Balance Sheets

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
ASSETS
Current assets:
Due from a subsidiary of the Group	—	145,416	22,350
Prepayments and other current assets	—	143	22
Total current assets	—	145,559	22,372
Non-current assets:
Due from related parties	298,549	—	—
Investment in subsidiaries	111,661	184,707	28,389
Total non-current assets	410,210	184,707	28,389
Total assets	410,210	330,266	50,761
LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Accrued expenses and other liabilities	—	5,329	819
Advance from a subsidiary of the Group	3,010	14,806	2,276
Total current liabilities	3,010	20,135	3,095
Total liabilities	3,010	20,135	3,095

Shareholders’ equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 100,000,000 and 110,000,000 shares issued and outstanding as of December 31, 2016 and 2017, respectively))	6,120	6,782	1,042
Additional paid-in capital	452,369	532,474	81,840
Accumulated deficit	(101,753)	(269,165)	(41,370)
Accumulated other comprehensive loss	50,464	40,040	6,154
Total shareholders’ equity	407,200	310,131	47,666
Total liabilities and shareholders’ equity	410,210	330,266	50,761

Condensed Statements of Comprehensive (Loss)/Income

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Operating (loss)/income	—	—	—	—
Equity in (loss)/profit of subsidiaries and the VIEs	(48,332)	35,409	(54,676)	(8,403)
Interest income	22,047	18,514	6,702	1,030
(Loss)/income before income tax expense	(26,285)	53,923	(47,974)	(7,373)
Income tax expense	—	—
Net (loss)/income.	(26,285)	53,923	(47,974)	(7,373)
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	21,124	22,275	(10,424)	(1,602)
Other comprehensive income/(loss)	21,124	22,275	(10,424)	(1,602)
Comprehensive (loss)/income	(5,161)	76,198	(58,398)	(8,975)

Statements of Cash Flows

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net cash generated from investing activities	—	426,016	571,808	87,885
Net cash used in financing activities	—	(426,016)	(571,808)	(87,885)
Net increase in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at beginning of year	—	—	—	—
Cash and cash equivalents at end of year	—	—	—	—

(a)	Basis of presentation

For the Company only condensed financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their (loss)/income as “Equity in (loss)/ profit of subsidiaries and the VIEs” on the condensed statements of comprehensive (loss)/income. The subsidiaries and VIEs did not pay any dividends to the Company for the periods presented.

(b)	Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.

The Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.